FAIR VALUE MEASUREMENTS - 2024 Convertible Notes and 2025 Convertible Notes (Details)	Sep. 30, 2025 Y	Dec. 31, 2024 Y D	Dec. 31, 2023 Y
Assumed 2024 Note
Fair value disclosure
Maturity date | D		5
Discount Rate | Amended 2022 Convertible Notes, 2023 Convertible Notes, and 2024 Convertible Notes
Fair value disclosure
Fair value measurement input		20	15
Discount Rate | Convertible Notes 2024 and 2025
Fair value disclosure
Fair value measurement input	0.20	0.20
Probability of conversion at maturity scenario | Amended 2022 Convertible Notes, 2023 Convertible Notes, and 2024 Convertible Notes
Fair value disclosure
Fair value measurement input			15
Probability of automatic conversion scenario | Amended 2022 Convertible Notes, 2023 Convertible Notes, and 2024 Convertible Notes
Fair value disclosure
Fair value measurement input			85
Remaining term for automatic conversion scenario | Amended 2022 Convertible Notes, 2023 Convertible Notes, and 2024 Convertible Notes
Fair value disclosure
Fair value measurement input			0.5
Minimum | Probability of conversion at maturity scenario | Amended 2022 Convertible Notes, 2023 Convertible Notes, and 2024 Convertible Notes
Fair value disclosure
Fair value measurement input		0.70
Minimum | Probability of conversion at maturity scenario | Convertible Notes 2024 and 2025
Fair value disclosure
Fair value measurement input	0.30	0.70
Minimum | Probability of voluntary conversion scenario | Amended 2022 Convertible Notes, 2023 Convertible Notes, and 2024 Convertible Notes
Fair value disclosure
Fair value measurement input		0
Minimum | Probability of voluntary conversion scenario | Convertible Notes 2024 and 2025
Fair value disclosure
Fair value measurement input	0	0
Minimum | Remaining term for conversion at maturity scenario | Amended 2022 Convertible Notes, 2023 Convertible Notes, and 2024 Convertible Notes
Fair value disclosure
Fair value measurement input		0.01	0.88
Minimum | Remaining term for conversion at maturity scenario | Convertible Notes 2024 and 2025
Fair value disclosure
Fair value measurement input	0.01	0.01
Minimum | Remaining term for voluntary conversion scenario | Amended 2022 Convertible Notes, 2023 Convertible Notes, and 2024 Convertible Notes
Fair value disclosure
Fair value measurement input		0.01
Minimum | Remaining term for voluntary conversion scenario | Convertible Notes 2024 and 2025
Fair value disclosure
Fair value measurement input	0.01	0.01
Maximum | Probability of conversion at maturity scenario | Amended 2022 Convertible Notes, 2023 Convertible Notes, and 2024 Convertible Notes
Fair value disclosure
Fair value measurement input		1
Maximum | Probability of conversion at maturity scenario | Convertible Notes 2024 and 2025
Fair value disclosure
Fair value measurement input	1	1
Maximum | Probability of voluntary conversion scenario | Amended 2022 Convertible Notes, 2023 Convertible Notes, and 2024 Convertible Notes
Fair value disclosure
Fair value measurement input		0.30
Maximum | Probability of voluntary conversion scenario | Convertible Notes 2024 and 2025
Fair value disclosure
Fair value measurement input	0.70	0.30
Maximum | Remaining term for conversion at maturity scenario | Amended 2022 Convertible Notes, 2023 Convertible Notes, and 2024 Convertible Notes
Fair value disclosure
Fair value measurement input		0.28	1.38
Maximum | Remaining term for conversion at maturity scenario | Convertible Notes 2024 and 2025
Fair value disclosure
Fair value measurement input	0.52	0.28
Maximum | Remaining term for voluntary conversion scenario | Amended 2022 Convertible Notes, 2023 Convertible Notes, and 2024 Convertible Notes
Fair value disclosure
Fair value measurement input		0.03
Maximum | Remaining term for voluntary conversion scenario | Convertible Notes 2024 and 2025
Fair value disclosure
Fair value measurement input	0.52	0.03